Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 1,957,235	$ 662,546	$ 2,392,685	[1]
Restricted cash	0	1,250,000	0	[1]
Prepaid expenses		0	72,518	[1]
Related party receivable		0	453,529	[1]
Accounts receivable	3,978,865	3,668,646	0	[1]
Receivable and other current assets	450,648	2,665,781	2,827,131	[1]
Total Current Assets	6,386,748	8,246,973	5,745,863	[1]
Capitalized production costs	2,437,163	4,654,013	15,170,768	[1]
Intangible assets, net of $498,666 of amortization	8,611,334	0
Goodwill	14,351,368	0
Property, equipment and leasehold improvements	1,111,899	35,188	55,413	[1]
Investments	220,000	0
Deposits	643,708	1,261,067	397,069	[1]
Total Assets	33,762,220	14,197,241	21,369,113	[1]
Current
Accounts payable	1,423,213	677,249	2,070,545	[1]
Other current liabilities	5,659,214	2,958,523	2,984,320	[1]
Line of credit	750,000	0
Put rights	947,515	0
Warrant liability	0	14,011,254	0	[1]
Accrued Compensation	2,437,500	2,250,000	2,065,000	[1]
Debt	5,063,846	18,743,069	37,331,008	[1]
Loan from related party	1,734,867	684,326	2,917,523	[1]
Deferred revenue	20,303	46,681	1,418,368	[1]
Note payable	1,800,000	300,000	300,000	[1]
Total Current Liabilities	19,836,458	39,671,102	49,086,764	[1]
Noncurrent
Convertible note payable		0	3,164,000	[1]
Warrant liability	2,774,583	6,393,936	0	[1]
Loan from related party		0	1,982,267	[1]
Put rights	2,752,485	0
Contingent Consideration	3,973,000	0
Note payable	475,000	0
Other noncurrent liabilities	1,217,000	0
Total non Current Liabilities	11,192,068	6,393,936	5,146,267	[1]
Total Liabilities	31,028,526	46,065,038	54,233,031	[1]
STOCKHOLDERS' DEFICIT
Common stock	140,506	107,968	30,710	[1]
Preferred stock	1,000
Additional paid in capital	92,829,088	67,835,439	26,510,949	[1]
Accumulated deficit	(90,236,900)	(99,812,204)	(62,615,428)	[1]
Total Dolphin Digital Media, Inc. Deficit	2,733,694	(31,867,797)	(35,841,726)	[1]
Non-controlling interest		0	2,977,808	[1]
Total Stockholders' Deficit	2,733,694	(31,867,797)	(32,863,918)	[1]
Total Liabilities and Stockholders' Deficit	$ 33,762,220	14,197,241	21,369,113	[1]
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock		0	1,043
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock		0	230,000
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock		$ 1,000	$ 1,000

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.